FAIR VALUE OF INVESTMENTS - TRADING PROFITS AND LOSSES BY INDUSTRY SECTOR (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Trading profits and losses
Total, net	$ 1,231,912	$ (7,219,962)	$ 16,568,367
Agriculture
Trading profits and losses
Total, net	(770,323)	(1,718,410)	(289,165)
Currencies
Trading profits and losses
Total, net	(5,205,770)	(3,070,410)	(1,828,505)
Energy
Trading profits and losses
Total, net	17,351	(2,525,031)	14,394,708
Interest rates
Trading profits and losses
Total, net	(5,282,072)	3,289,912	(766,755)
Metals
Trading profits and losses
Total, net	491,018	(3,171,775)	5,920,577
Stock indices
Trading profits and losses
Total, net	$ 11,981,708	$ (24,248)	$ (862,493)